Investments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jul. 11, 2024
Long-Term Investments [Line Items]
Impairment loss	$ 14,053,811	$ 15,861,290	$ 18,025,748
Bank loans	$ 30,217,329	$ 23,232,856
Effective weighted average interest rates	2.856%	2.95%	3.467%
LoanPrincipalDueYear	1 year
Huaqin Robotics [Member]
Long-Term Investments [Line Items]
Impairment loss			$ 32,744
Taipei Fubon Bank [Member]
Long-Term Investments [Line Items]
Borrowed amount				$ 58,000,000
Credit Facilities One [Member] | Line of Credit [Member]
Long-Term Investments [Line Items]
Borrow up existing credit facilities	44,414,681
Credit facilities used	$ 14,197,352
UniDev [Member]
Long-Term Investments [Line Items]
Equity interest percentage	15.00%	15.00%
Qinhui [Member]
Long-Term Investments [Line Items]
Equity interest percentage	46.00%
Fuson Group [Member]
Long-Term Investments [Line Items]
Equity interest percentage	35.02%	35.02%
Shier [Member]
Long-Term Investments [Line Items]
Equity interest percentage	35.00%	35.00%
Impairment loss	$ 0	$ 0	$ 52,582